Note 5 - Accounts Payable and Accrued Liabilities (Details) - Summary of Accounts Payable and Accrued Liabilities (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Accounts Payable and Accrued Liabilities [Abstract]0
Accounts payable	$ 627,823	$ 565,127	$ 432,436
Accrued payroll liabilities and related penalties	675,057	607,134	411,670
Accrued salary	547,050	418,440	143,167
Accrued interest	182,937	158,869	134,559
Other accruals	117,622	117,622	539
	$ 2,150,489	$ 1,867,192	$ 1,122,371